INCOME TAXES (Significant components of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (83,300)	$ (85,700)
Net deferred tax assets	9,917	0
Deferred tax liabilities	0	(12,623)
Deferred income taxes	9,917	(12,623)	$ (3,713)
Before Offset Amount [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	(83,390)	(85,724)
Net deferred tax assets	49,314	26,737
Deferred tax liabilities	(39,397)	(39,360)
Deferred income taxes	9,917	(12,623)
Before Offset Amount [Member] | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	132,704	112,461
Before Offset Amount [Member] | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	99,504	85,800
Before Offset Amount [Member] | Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,502	11,395
Before Offset Amount [Member] | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,439	9,227
Deferred tax liabilities	(30,165)	(29,095)
Before Offset Amount [Member] | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,259	6,039
Before Offset Amount [Member] | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (9,232)	$ (10,265)